Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document and Entity Information [Abstract]
Document Type	20-F
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	KB Financial Group Inc.
Entity Central Index Key	0001445930
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock Shares Outstanding	389,634,335
Entity Well Known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Icfr Auditor Attestation Flag	true
Entity Address Country	KR